Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Comprehensive Income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES	$ 1,218,714	$ 3,475,961	$ 3,394,649
NET INCOME	1,218,714	3,475,961	3,394,649
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(360,677)	(611,144)	122,397
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$ 858,037	$ 2,864,817	$ 3,517,046